Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: January 2024

1.

Capitalized terms used in this certificate have their respective meanings set forth in the Fourth Amended and Restated Indenture, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Indenture”), and the Third Amended and Restated Asset Pool One Supplement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent. As of November 1, 2021 Computershare Trust Company, National Association is acting as agent for Wells Fargo Bank, National Association, as the indenture trustee and collateral agent under the Indenture.

2.	As of the date hereof, JPMorgan Chase Bank, National Association is the Servicer and Administrator under the Transfer and Servicing Agreement and Chase Card Funding LLC is the Transferor.

3.	The undersigned is a Responsible Officer of Servicer.

4.	Collateral of Asset Pool One

	Beginning Balance	Ending Balance
Principal Receivables	9,250,422,828.03	8,782,409,683.67

Excess Funding Amount	0.00	0.00

TOTAL	9,250,422,828.03	8,782,409,683.67

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries		6,850,000,000.00

	TOTAL		6,850,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		1,932,409,683.67

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		439,120,484.18

5d.	Asset Pool One Pool Balance for the related Monthly Period		8,782,409,683.67

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		6,850,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		4,457,491,522.83

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	74.05%	3,300,802,298.34

	TOTAL	74.05%	3,300,802,298.34

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		178,870,688.74

	Collections of Discount Receivables included in 7a above		0.00

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	74.05%	132,454,941.86

	TOTAL	74.05%	132,454,941.86

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		11,563,028.54

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	74.05%	8,562,500.00

	TOTAL	74.05%	8,562,500.00

9a.	The Asset Pool One Default Amount for the related Monthly Period		13,246,578.75

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	74.05%	9,809,180.20

	TOTAL	74.05%	9,809,180.20

10.	Delinquencies as of the last day of the related Monthly Period

		Number of Accounts	Amount of Receivables (1)	Percentage of Receivables

	Pool Balance	5,191,929	8,975,306,904.72	100.00%

	Number of Days Delinquent

	30-59 days	4,329	27,141,246.98	0.30%

	60-89 days	2,732	20,858,244.26	0.23%

	90-119 days	2,182	17,746,673.19	0.20%

	120-149 days	1,842	16,218,420.01	0.18%

	150-179 days	1,532	13,683,231.16	0.16%

	180 or more days	0	0.00	0.00%

	TOTAL	12,617	95,647,815.60	1.07%

11.	Losses and Recoveries for the related Monthly Period

	Average Pool Balance (2)			9,250,422,828.03

	Gross Losses (3)			15,099,041.49

	Gross Losses as a Percentage of Average Pool Balance (Annualized)			1.96%

	Recoveries (4)			1,852,462.74

	Net Losses (5)			13,246,578.75

	Net Losses as a Percentage of Average Pool Balance (Annualized)			1.72%

	Number of Accounts Charged Off During the Monthly Period			2,571

	Average Net Loss Amount on Accounts Charged Off during the Monthly Period			5,152.31

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

	As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
CHASEseries Notes Held by the Sponsor or an Affiliate (6)	Tranche	Amount	Tranche	Amount

	Class B (2022-01)	750,000,000.00	Class B (2022-01)	750,000,000.00

	Class C (2022-01)	750,000,000.00	Class C (2022-01)	750,000,000.00

		1,500,000,000.00		1,500,000,000.00

13.	Credit Risk Retention

As of Last Day of Monthly Period

Seller’s Interest	1,932,409,683.67

Seller’s Interest (%) (7)	28.21%

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)

Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)

Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)

Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(6)	The securities listed here are not being relied upon to satisfy the U.S. Risk Retention Requirements (79 FR 77601).

(7)

The Seller’s Interest percentage is calculated by dividing the Seller’s Interest, which is equal to the Asset Pool One Transferor Amount, by the aggregate unpaid principal balance of all outstanding investor asset-backed interests in the Issuing Entity.

The required risk retention percentage is 5%.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date February 13, 2024.

JPMorgan Chase Bank, National Association, as Servicer

By: /s/ Patricia M. Garvey
Patricia M. Garvey
Executive Director